Income Taxes - Reconciliation of Gross Amounts of Tax Contingencies (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Balance, beginning of year	$ 325	$ 343
Additions based on tax positions related to the current year	30	31
Additions for tax positions of prior years	70	46
Reductions for tax positions of prior years	(65)	(72)
Reductions for tax positions as a result of lapse of statute	(10)	(10)
Settlements	(32)	(13)
Balance, end of year	$ 318	$ 325